Debt - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014 Leverage	Dec. 31, 2013	Dec. 31, 2012	Feb. 27, 2015	Jan. 26, 2011	Sep. 17, 2012
Debt Instrument [Line Items]
Percentage of voting equity interests	65.00%
Percentage net cash proceeds of asset sales, mandatory prepayments	100.00%
Percentage excess cash flow, mandatory prepayments	50.00%
Step down percentage of excess cash flow, mandatory prepayments of debt	25.00%
Leverage Ratio	2.0
Aggregate principal amount of senior notes	$ 400,000,000	$ 400,000,000			$ 400,000,000
Capital lease obligation written off	400,000
Associated capital lease assets written off	400,000
Loan amount	708,500,000
Debt forgiveness received	100,000	100,000
Capitalized interest	100,000	700,000	600,000
Inter company loan, amount		100,000,000
Eurocurrency Rate [Member]
Debt Instrument [Line Items]
Debt instrument margin spread	4.00%
Alternate Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument margin spread	3.00%
Maximum [Member]
Debt Instrument [Line Items]
Capital lease assets		100,000
Charges for capital lease obligations	100,000
Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Senior secured credit facilities					375,000,000
Percentage debt issuances, mandatory prepayments	100.00%
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facilities					300,000,000
Line of credit facility, maturity year	6 years 6 months
Line of credit facility, expiration date	Jul. 26, 2017
Line of credit facility amortization percentage	1.00%
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facilities	50,000,000				75,000,000
Letters of credit outstanding amount	6,500,000	7,300,000
Availability of senior secured revolving facility	48,500,000	67,700,000
Borrowings outstanding under credit facilities	20,000,000	0
Line of credit facility, maturity year	5 years
Line of credit facility, expiration date	Jan. 26, 2016
Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Outstanding letter of credit fee	4.00%
Subsequent Event [Member] | Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Additional borrowings under credit facility				10,000,000
Economic Development Loan [Member]
Debt Instrument [Line Items]
Interest percentage	2.00%
Loan amount						500,000
Maturity period of loan	5 years
Annual principal payments	100,000
Principal and interest payments commencing	Oct. 01, 2013
Debt forgiveness received	100,000
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, incremental term	235,000,000
Unused Revolving Credit Facility Commitment Fee	1.125%
Line of credit facility amortization percentage	0.00%
Senior Secured Revolving Credit Facility [Member] | Eurocurrency Rate [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on Eurocurrency rate	1.50%
Federal Funds [Member]
Debt Instrument [Line Items]
Debt instrument margin spread	0.50%
LIBOR Rate [Member]
Debt Instrument [Line Items]
Debt instrument margin spread	1.00%
Senior Notes [Member]
Debt Instrument [Line Items]
Interest percentage					8.625%
Issuance cost of the senior secured credit facilities	$ 13,000,000
Net cash proceeds of one or more equity offerings	101.00%